Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.13%
Communication Services - 3.43%
AMC Networks, Inc.,
Class A* 30,000 $ 247,200
Arena Group Holdings,
Inc. (The)* 47,600 260,372
ATN International, Inc. 6,500 97,305
Cardlytics, Inc.*+ 102,000 247,860
comScore, Inc.* 12,635 110,303
DHI Group, Inc.* 58,800 163,464
Entravision
Communications
Corp., Class A 159,500 371,635
Eventbrite, Inc., Class A* 110,000 277,200
EW Scripps Co. (The),
Class A* 85,500 210,330
Gaia, Inc.*+ 43,400 256,928
Harte Hanks, Inc.* 20,000 74,200
iHeartMedia, Inc.,
Class A* 144,974 416,075
KORE Group Holdings,
Inc.* 44,740 108,271
Marchex, Inc., Class B* 54,500 97,555
Moving Image
Technologies, Inc.* 13,100 12,166
NII Holdings Escrow*
∆
# 287,700 69,048
Playstudios, Inc.* 158,000 152,091
PSQ Holdings, Inc.*+ 32,000 61,120
Saga Communications,
Inc., Class A 13,680 170,179
System1, Inc.* 7,100 49,984
Townsquare Media, Inc.,
Class A 14,800 99,456
Travelzoo* 40,443 397,555
TrueCar, Inc.* 71,320 131,229
Zedge, Inc., Class B* 26,955 78,439
4,159,965
Consumer Discretionary - 12.06%
1-800-Flowers.com, Inc.,
Class A*+ 41,000 188,600
1stdibs.com, Inc.* 54,900 142,191
aka Brands Holding
Corp.*+ 9,000 86,850
AMCON Distributing
Co.+ 1,900 216,144
American Outdoor
Brands, Inc.* 35,007 303,861
Ark Restaurants Corp.* 14,496 102,922
BARK, Inc.* 183,235 152,232
Barnes & Noble
Education, Inc.*+ 39,000 388,050
Bassett Furniture
Industries, Inc. 18,544 290,028
Industry Company Shares Value
Consumer Discretionary (continued)
Brand House Collective,
Inc. (The)*+ 14,900 $ 24,287
Brilliant Earth Group,
Inc., Class A 22,800 47,196
Canterbury Park Holding
Corp. 6,689 108,228
CarParts.com, Inc.* 57,800 41,102
Cato Corp. (The),
Class A 22,000 92,620
Chegg, Inc.* 100,000 151,000
Children's Place, Inc.
(The)*+ 38,050 236,290
Citi Trends, Inc.* 14,200 440,626
Clarus Corp. 45,500 159,250
Culp, Inc.* 18,000 80,280
Designer Brands, Inc.,
Class A+ 42,500 150,450
Destination XL Group,
Inc.* 55,593 72,827
Duluth Holdings, Inc.,
Class B* 50,287 196,622
Emerson Radio Corp.* 47,100 20,493
Envela Corp.* 77,400 604,494
Escalade, Inc. 16,508 207,505
European Wax Center,
Inc., Class A* 50,000 199,500
Flanigan's Enterprises,
Inc. 7,000 223,160
Flexsteel Industries,
Inc.+ 14,900 690,615
Fossil Group, Inc.* 71,500 183,755
Funko, Inc., Class A*+ 80,000 275,200
GEN Restaurant Group,
Inc.+ 4,200 11,550
Genesco, Inc.* 14,500 420,355
Grove Collaborative
Holdings* 52,525 78,787
Hamilton Beach Brands
Holding Co., Class A+ 13,700 196,869
Holley, Inc.* 85,000 266,900
Hooker Furnishings
Corp. 14,864 150,870
Inspirato, Inc.*+ 9,250 27,380
iRobot Corp.*+ 16,586 59,544
J Jill, Inc. 16,800 288,120
JAKKS Pacific, Inc. 16,090 301,366
Lakeland Industries,
Inc.+ 23,457 347,164
Legacy Education, Inc.* 15,000 143,550
Lifetime Brands, Inc. 64,320 248,918
Lovesac Co. (The)*+ 14,500 245,485

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Motorcar Parts of
America, Inc.* 24,053 $ 397,837
Movado Group, Inc. 17,200 326,284
Nerdy, Inc.*+ 143,000 180,180
Noodles & Co.* 56,352 35,817
OneWater Marine, Inc.,
Class A*+ 15,900 251,856
PetMed Express, Inc.*+ 19,000 47,690
Purple Innovation, Inc.* 75,000 70,065
Red Robin Gourmet
Burgers, Inc.* 26,500 181,790
Regis Corp.* 3,458 100,801
Rent the Runway, Inc.,
Class A*+ 5,000 24,650
Rocky Brands, Inc. 12,700 378,333
Sleep Number Corp.*+ 35,000 245,700
Solid Power, Inc.*+ 150,000 520,500
Sonder Holdings, Inc.*+ 50,000 63,500
Sportsman's Warehouse
Holdings, Inc.* 52,700 145,979
Stoneridge, Inc.* 32,000 243,840
Strattec Security Corp.* 7,100 483,226
Superior Group of Cos.,
Inc. 33,691 361,167
Sypris Solutions, Inc.* 59,404 126,530
Torrid Holdings, Inc.*+ 100,000 175,000
Traeger, Inc.* 226,000 275,720
Unifi, Inc.* 29,500 140,420
United Homes Group,
Inc.* 32,000 132,160
Universal Electronics,
Inc.* 31,900 148,654
Vera Bradley, Inc.* 30,100 60,501
Vince Holding Corp.* 14,400 48,096
Weyco Group, Inc. 8,000 240,720
Zspace, Inc.*+ 18,894 18,512
Zumiez, Inc.* 16,475 323,075
14,611,839
Consumer Staples - 1.54%
Alico, Inc. 9,950 344,867
AXIL Brands, Inc.* 2,500 15,750
Bridgford Foods Corp.*+ 21,900 173,995
Farmer Bros Co.* 20,000 34,200
Hain Celestial Group,
Inc. (The)* 100,000 158,000
Laird Superfood, Inc.*+ 15,000 83,700
Limoneira Co. 15,000 222,750
Local Bounti Corp.* 16,538 49,449
Medifast, Inc.*+ 20,000 273,400
Industry Company Shares Value
Consumer Staples (continued)
Natural Alternatives
International, Inc.* 31,610 $ 91,669
Rocky Mountain
Chocolate Factory,
Inc.*+ 8,400 13,356
United-Guardian, Inc. 13,466 105,035
Zevia PBC, Class A* 110,600 300,832
1,867,003
Energy - 4.68%
Aemetis, Inc.*+ 90,500 203,625
Amplify Energy Corp.* 45,000 236,250
Barnwell Industries, Inc.* 35,000 45,500
Battalion Oil Corp.* 15,000 18,150
Dawson Geophysical
Co.* 11,810 20,786
DMC Global, Inc.* 28,000 236,600
Empire Petroleum Corp.* 8,300 37,516
Evolution Petroleum
Corp. 50,800 244,856
Forum Energy
Technologies, Inc.* 18,300 488,793
FutureFuel Corp. 55,100 213,788
Geospace Technologies
Corp.*+ 10,000 189,600
Gran Tierra Energy, Inc.* 52,500 228,375
Gulf Island Fabrication,
Inc.* 35,348 248,143
Houston American
Energy Corp.*+ 2,800 17,444
KLX Energy Services
Holdings, Inc.* 21,702 41,668
Mammoth Energy
Services, Inc.* 60,000 137,400
Mexco Energy Corp. 8,000 73,282
NACCO Industries, Inc.,
Class A 9,470 399,255
Natural Gas Services
Group, Inc. 21,602 604,640
New Era Energy &
Digital, Inc.* 15,000 27,600
Nine Energy Service,
Inc.*+ 50,000 31,595
Oil States International,
Inc.* 75,000 454,500
PEDEVCO Corp.* 147,700 85,400
Ranger Energy Services,
Inc., Class A 20,000 280,800
Ring Energy, Inc.*+ 268,650 292,829
SEACOR Marine
Holdings, Inc.* 31,800 206,382
Smart Sand, Inc. 133,200 285,048

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
W&T Offshore, Inc.+ 175,000 $ 318,500
5,668,325
Financials - 14.69%
Advanced Flower
Capital, Inc.+ 30,796 117,949
AmeriServ Financial, Inc. 24,171 70,096
Associated Capital
Group, Inc., Class A 2,551 85,535
Atlantic American Corp. 100,256 288,236
Auburn National
BanCorp, Inc. 4,000 108,440
Bakkt Holdings, Inc.*+ 7,900 265,835
Bankwell Financial
Group, Inc. 9,202 407,189
BayCom Corp. 11,800 339,250
BCB Bancorp, Inc. 24,300 210,924
Blue Foundry Bancorp* 20,000 181,800
Blue Ridge Bankshares,
Inc.* 95,400 403,542
C&F Financial Corp. 5,390 362,208
CB Financial Services,
Inc.+ 10,000 332,100
Chemung Financial
Corp. 6,298 330,771
Citizens Community
Bancorp, Inc. 10,600 170,342
Citizens, Inc.*+ 80,331 421,738
Cohen & Co., Inc. 4,500 50,433
Colony Bankcorp, Inc. 22,676 385,719
Consumer Portfolio
Services, Inc.* 55,500 419,025
Eagle Bancorp Montana,
Inc.+ 14,021 242,143
eHealth, Inc.* 55,000 237,050
Finance Of America
Cos., Inc., Class A*+ 7,844 175,941
Finwise Bancorp* 19,800 383,922
First Guaranty
Bancshares, Inc.+ 14,256 114,333
First Internet Bancorp 8,900 199,627
First Northwest Bancorp 7,750 60,993
First United Corp. 7,592 279,158
First Western Financial,
Inc.* 12,651 291,289
Great Elm Group, Inc.* 34,597 84,763
Hanover Bancorp, Inc.+ 14,000 314,300
Hawthorn Bancshares,
Inc. 13,148 408,114
Innventure, Inc.*+ 60,000 347,400
Investar Holding Corp. 10,600 246,026
Katapult Holdings, Inc.* 3,316 39,659
Industry Company Shares Value
Financials (continued)
Kingsway Financial
Services, Inc.*+ 30,000 $ 438,600
Lake Shore Bancorp,
Inc. 10,356 134,628
Landmark Bancorp, Inc. 6,645 177,355
Magyar Bancorp, Inc. 10,579 180,584
Marygold Cos., Inc.
(The)*+ 79,767 85,351
MBIA, Inc.*+ 60,000 447,000
Medallion Financial
Corp. 53,744 542,814
Meridian Corp. 15,603 246,371
Norwood Financial
Corp.+ 10,276 261,216
Ohio Valley Banc Corp. 5,500 203,390
Onity Group, Inc.* 14,716 588,051
OP Bancorp 20,500 285,360
Oportun Financial Corp.* 70,000 431,900
OptimumBank Holdings,
Inc.* 16,600 68,060
PCB Bancorp 18,000 378,000
Peoples Bancorp of
North Carolina, Inc. 6,452 197,818
Primis Financial Corp. 36,557 384,214
Princeton Bancorp, Inc. 8,179 260,419
Provident Financial
Holdings, Inc. 8,300 130,725
Riverview Bancorp, Inc. 24,506 131,597
Security National
Financial Corp.,
Class A* 53,238 461,573
Silvercrest Asset
Management Group,
Inc., Class A 16,102 253,607
Southern First
Bancshares, Inc.* 9,955 439,215
Summit State Bank 7,820 93,136
SWK Holdings Corp.+ 25,000 363,750
Timberland Bancorp, Inc. 9,104 302,981
Union Bankshares, Inc. 5,575 138,037
United Security
Bancshares 33,000 307,890
Usio, Inc.* 90,000 127,800
Waterstone Financial,
Inc. 32,647 509,293
Western New England
Bancorp, Inc. 32,844 394,456
Westwood Holdings
Group, Inc. 27,500 453,475
17,794,516

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care - 31.61%
4D Molecular
Therapeutics, Inc.* 50,000 $ 434,500
Aardvark Therapeutics,
Inc.*+ 22,000 292,380
Accuray, Inc.* 116,100 193,887
Aclaris Therapeutics,
Inc.* 167,019 317,336
Acrivon Therapeutics,
Inc.* 18,000 32,580
Actinium
Pharmaceuticals, Inc.* 40,000 64,000
Acumen
Pharmaceuticals, Inc.* 101,871 174,199
Adicet Bio, Inc.* 91,300 73,971
AirSculpt Technologies,
Inc.*+ 62,000 497,240
Alector, Inc.* 115,000 340,400
Allogene Therapeutics,
Inc.* 250,000 310,000
Alpha Teknova, Inc.*+ 75,000 464,250
Altimmune, Inc.*+ 50,000 188,500
Alto Neuroscience, Inc.* 50,000 201,000
Alumis, Inc.*+ 63,400 252,966
ALX Oncology Holdings,
Inc.* 36,000 65,880
American Shared
Hospital Services* 8,700 24,360
American Well Corp.,
Class A* 5,000 30,750
AN2 Therapeutics, Inc.* 59,000 74,930
Anika Therapeutics, Inc.* 17,500 164,500
Annexon, Inc.*+ 125,000 381,250
Annovis Bio, Inc.*+ 15,300 31,671
Apyx Medical Corp.* 55,300 118,342
Aquestive Therapeutics,
Inc.*+ 60,000 335,400
Armata Pharmaceuticals,
Inc.* 41,382 123,318
Artiva Biotherapeutics,
Inc.* 35,000 100,450
Assembly Biosciences,
Inc.* 13,750 352,000
Atara Biotherapeutics,
Inc.*+ 14,000 200,620
Atea Pharmaceuticals,
Inc.* 133,300 386,570
Aura Biosciences, Inc.*+ 16,276 100,586
BioAge Labs, Inc.*+ 50,000 294,000
Biomea Fusion, Inc.*+ 68,300 137,966
Biote Corp., Class A* 50,000 150,000
Black Diamond
Therapeutics, Inc.* 88,000 333,520
Boundless Bio, Inc.* 50,500 62,115
Industry Company Shares Value
Health Care (continued)
C4 Therapeutics, Inc.* 75,000 $ 166,500
Cabaletta Bio, Inc.* 87,675 205,160
Calidi Biotherapeutics,
Inc.* 834 1,268
CAMP4 Therapeutics
Corp.* 25,000 75,000
Candel Therapeutics,
Inc.*+ 50,000 255,000
CareCloud, Inc.* 42,763 137,269
Caribou Biosciences,
Inc.*+ 130,000 302,900
Cartesian Therapeutics,
Inc.*+ 25,000 255,500
Cerus Corp.* 235,000 373,650
Claritev Corp.* 6,048 321,028
Clearside Biomedical,
Inc.* 3,666 14,554
Climb Bio, Inc.*+ 98,800 198,588
Codexis, Inc.* 92,000 224,480
Coherus Oncology, Inc.* 125,000 205,000
Contineum Therapeutics,
Inc., Class A* 19,200 225,600
Corvus Pharmaceuticals,
Inc.*+ 60,000 442,200
Cumberland
Pharmaceuticals, Inc.* 49,887 155,647
CVRx, Inc.*+ 49,600 400,272
Design Therapeutics,
Inc.* 65,000 489,450
Editas Medicine, Inc.* 76,000 263,720
Electromed, Inc.* 17,800 436,990
Enanta Pharmaceuticals,
Inc.*+ 25,000 299,250
Entrada Therapeutics,
Inc.* 40,000 232,000
Eton Pharmaceuticals,
Inc.*+ 11,700 254,241
Exagen, Inc.* 22,600 248,374
Fate Therapeutics, Inc.* 100,000 126,000
Foghorn Therapeutics,
Inc.* 68,000 332,520
Fractyl Health, Inc.* 45,500 72,345
Fulcrum Therapeutics,
Inc.* 90,000 828,000
Gain Therapeutics, Inc.* 30,004 53,107
Gossamer Bio, Inc.* 310,000 815,300
Health Catalyst, Inc.* 95,000 270,750
Humacyte, Inc.*+ 175,000 304,500
Hyperfine, Inc.* 57,800 83,810
ImageneBio, Inc.* 7,291 59,422
Immuneering Corp.,
Class A*+ 49,849 348,943

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Immunic, Inc.*+ 115,000 $ 101,384
InfuSystem Holdings,
Inc.* 34,800 360,528
Inhibrx Biosciences, Inc.* 16,500 555,720
Inogen, Inc.* 36,700 299,839
Invivyd, Inc.* 93,400 102,740
IO Biotech, Inc.* 75,000 27,232
Ironwood
Pharmaceuticals, Inc.* 150,000 196,500
Kalaris Therapeutics,
Inc.* 22,500 130,050
Karyopharm
Therapeutics, Inc.*+ 10,000 65,400
Kewaunee Scientific
Corp.* 5,815 248,010
Kodiak Sciences, Inc.* 64,500 1,055,865
Kyverna Therapeutics,
Inc.*+ 54,000 324,000
Larimar Therapeutics,
Inc.*+ 71,916 232,289
Lexeo Therapeutics, Inc.* 45,000 298,800
Lifecore Biomedical, Inc.* 56,900 418,784
LifeMD, Inc.*+ 40,500 274,995
Lineage Cell
Therapeutics, Inc.*+ 221,000 373,490
Lyell Immunopharma,
Inc.*+ 18,000 292,320
MacroGenics, Inc.* 73,500 123,480
MAIA Biotechnology,
Inc.*+ 36,000 55,440
MaxCyte, Inc.* 175,000 276,500
MBX Biosciences, Inc.* 14,200 248,500
MediciNova, Inc.* 70,247 88,511
Metagenomi, Inc.* 62,200 147,414
Milestone Scientific, Inc.* 99,500 45,203
Monte Rosa
Therapeutics, Inc.*+ 75,000 555,750
Myomo, Inc.* 27,500 24,530
NanoViricides, Inc.* 36,039 51,536
Nautilus Biotechnology,
Inc.* 125,000 105,613
Neumora Therapeutics,
Inc.*+ 225,000 409,500
Neuraxis, Inc.* 5,000 15,400
Neurogene, Inc.*+ 10,781 186,835
Neuronetics, Inc.*+ 70,205 191,660
Nkarta, Inc.* 75,000 155,250
Olema Pharmaceuticals,
Inc.* 70,000 685,300
Omeros Corp.*+ 53,215 218,182
OmniAb, Inc.* 140,000 224,000
Industry Company Shares Value
Health Care (continued)
OnKure Therapeutics,
Inc., Class A*+ 19,500 $ 53,625
OraSure Technologies,
Inc.* 90,000 288,900
Orchestra BioMed
Holdings, Inc.*+ 25,000 62,000
OS Therapies, Inc.* 25,000 49,000
Owlet, Inc.* 21,225 179,776
PepGen, Inc.*+ 50,000 231,000
Perspective
Therapeutics, Inc.*+ 85,000 291,550
Pliant Therapeutics, Inc.* 82,300 121,804
PMV Pharmaceuticals,
Inc.* 58,400 81,760
Prelude Therapeutics,
Inc.*+ 50,000 72,000
Prime Medicine, Inc.*+ 150,000 831,000
Protalix BioTherapeutics,
Inc.* 180,000 399,600
Protara Therapeutics,
Inc.* 37,500 163,125
Pulmonx Corp.* 61,000 98,820
Puma Biotechnology,
Inc.* 73,300 389,223
Pyxis Oncology, Inc.* 61,500 136,530
Quanterix Corp.* 43,000 233,490
Quantum-Si, Inc.*+ 255,000 359,550
Quince Therapeutics,
Inc.* 72,922 118,863
RAPT Therapeutics,
Inc.*+ 20,625 531,919
Retractable
Technologies, Inc.* 64,113 53,983
Rigel Pharmaceuticals,
Inc.* 9,000 254,970
Sagimet Biosciences,
Inc., Class A*+ 48,900 335,454
SCYNEXIS, Inc.* 39,500 30,415
Seer, Inc.* 116,700 253,239
Sera Prognostics, Inc.,
Class A*+ 41,105 125,781
Seres Therapeutics,
Inc.*+ 7,500 144,300
Serina Therapeutics,
Inc.* 2,495 13,373
Shattuck Labs, Inc.* 42,300 101,097
Sight Sciences, Inc.* 90,533 311,434
Skye Bioscience, Inc.*+ 42,000 165,060
Solid Biosciences, Inc.* 30,000 185,100
Spero Therapeutics, Inc.* 64,800 121,824
Stereotaxis, Inc.* 127,100 395,281
Sutro Biopharma, Inc.* 30,000 26,052

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Tactile Systems
Technology, Inc.* 18,000 $ 249,120
Tango Therapeutics,
Inc.*+ 21,500 180,600
Tectonic Therapeutic,
Inc.*+ 6,115 95,944
Tela Bio, Inc.* 50,000 74,500
Terns Pharmaceuticals,
Inc.* 95,000 713,450
Tevogen Bio Holdings,
Inc.*# 82,500 64,787
TherapeuticsMD, Inc.* 34,000 36,040
TriSalus Life Sciences,
Inc.*+ 65,000 302,250
TScan Therapeutics,
Inc.* 80,400 146,328
Utah Medical Products,
Inc. 5,000 314,850
Vanda Pharmaceuticals,
Inc.* 79,500 396,705
Ventyx Biosciences,
Inc.*+ 89,000 276,790
Verrica Pharmaceuticals,
Inc.* 12,000 51,720
Vicarious Surgical, Inc.,
Class A* 12,444 68,566
Vor BioPharma, Inc.*+ 6,250 304,500
Voyager Therapeutics,
Inc.* 81,259 379,480
Werewolf Therapeutics,
Inc.* 100,000 197,000
Xilio Therapeutics, Inc.* 56,081 47,259
XOMA Royalty Corp.* 23,780 916,481
Xtant Medical Holdings,
Inc.* 154,100 99,995
Zentalis
Pharmaceuticals, Inc.* 77,300 116,723
Zynex, Inc.*+ 63,400 91,930
38,286,241
Industrials - 12.18%
3D Systems Corp.*+ 71,500 207,350
Acme United Corp.+ 6,235 256,757
Air Industries Group* 4,000 12,520
Alpha Pro Tech, Ltd.* 35,901 171,786
Alta Equipment Group,
Inc. 35,000 253,400
Avalon Holdings Corp.,
Class A* 3,900 10,170
Babcock & Wilcox
Enterprises, Inc.*+ 100,000 290,000
BGSF, Inc.* 12,400 88,040
Industry Company Shares Value
Industrials (continued)
BlackSky Technology,
Inc.*+ 15,000 $ 302,250
Bridger Aerospace
Group Holdings, Inc.* 65,000 120,250
Chicago Rivet &
Machine Co. 8,000 83,600
Cleancore Solutions,
Inc., Class B* 100 202
Commercial Vehicle
Group, Inc.* 55,000 93,500
Complete Solaria, Inc.*+ 94,500 166,320
CompX International,
Inc. 21,586 505,113
CPI Aerostructures, Inc.* 21,200 53,424
Eastern Co. (The) 9,700 227,562
Energy Vault Holdings,
Inc.*+ 50,000 148,500
Espey Mfg. & Electronics
Corp. 4,608 182,523
ESS Tech, Inc.* 10,000 15,200
EVI Industries, Inc. 5,000 158,050
FiscalNote Holdings,
Inc.* 13,000 60,190
Forrester Research, Inc.* 24,100 255,460
Franklin Covey Co.*+ 15,000 291,150
FreightCar America, Inc.* 42,500 415,650
FuelCell Energy, Inc.* 32,000 249,600
Gencor Industries, Inc.* 29,200 427,196
GrafTech International,
Ltd.* 29,400 376,908
Hurco Cos., Inc.* 13,000 226,200
Hyliion Holdings Corp.* 132,500 261,025
INNOVATE Corp.*+ 25,000 122,250
Innovative Solutions and
Support, Inc.* 25,400 317,246
KULR Technology
Group, Inc.*+ 50,000 208,000
L B Foster Co., Class A* 18,400 495,880
Mastech Digital, Inc.* 30,544 232,862
Matrix Service Co.* 23,500 307,380
Mayville Engineering
Co., Inc.* 15,258 209,950
Mistras Group, Inc.* 42,700 420,168
Mobile Infrastructure
Corp.*+ 10,000 35,200
NN, Inc.* 64,603 133,082
Orion Group Holdings,
Inc.* 53,153 442,233
Palladyne AI Corp.*+ 44,400 381,396
Park Aerospace Corp. 22,000 447,480
Perma-Pipe International
Holdings, Inc.* 22,610 529,752

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Proficient Auto Logistics,
Inc.*+ 26,000 $ 179,140
Quad/Graphics, Inc. 44,169 276,498
Radiant Logistics, Inc.* 50,300 296,770
RCM Technologies, Inc.* 16,742 444,500
Resources Connection,
Inc. 47,000 237,350
SIFCO Industries, Inc.* 10,624 74,808
Skillsoft Corp.*+ 18,000 234,360
Southland Holdings,
Inc.*+ 88,000 377,520
Star Equity Holdings,
Inc.* 13,397 148,975
Stem, Inc.*+ 15,600 273,312
Surf Air Mobility, Inc.*+ 38,446 164,933
T1 Energy, Inc.*+ 175,000 381,500
Team, Inc.* 6,000 99,480
Tecogen, Inc.*+ 25,500 224,655
TrueBlue, Inc.* 38,000 232,940
TTEC Holdings, Inc.* 50,000 168,000
Twin Disc, Inc. 16,579 231,111
Ultralife Corp.* 27,400 186,868
Virco Mfg. Corp. 19,400 150,350
Virgin Galactic Holdings,
Inc.*+ 45,000 173,700
14,749,545
Information Technology - 11.84%
8x8, Inc.* 143,700 304,644
908 Devices, Inc.*+ 30,500 267,180
ACCESS Newswire,
Inc.* 7,500 80,475
Aeva Technologies,
Inc.*+ 25,000 362,500
Airship AI Holdings,
Inc.*+ 35,700 184,569
Amtech Systems, Inc.* 14,600 135,196
Arteris, Inc.* 6,000 60,600
AstroNova, Inc.* 30,041 307,620
Aviat Networks, Inc.* 20,900 479,237
Aware, Inc.* 25,000 60,250
AXT, Inc.*+ 53,000 237,970
Backblaze, Inc., Class A* 56,000 519,680
BK Technologies Corp.* 5,644 476,805
Blaize Holdings, Inc.* 50,000 172,500
Castellum, Inc.*+ 94,794 103,325
Comtech
Telecommunications
Corp.* 35,000 90,300
CPI Card Group, Inc.* 12,500 189,250
CS Disco, Inc.* 65,000 419,900
Industry Company Shares Value
Information Technology (continued)
CSP, Inc.+ 44,145 $ 509,875
Digimarc Corp.*+ 35,000 341,950
Domo, Inc., Class B* 23,500 372,240
Everspin Technologies,
Inc.* 31,400 292,334
Expensify, Inc., Class A* 133,000 246,050
Frequency Electronics,
Inc.*+ 21,500 729,065
GCT Semiconductor
Holding, Inc.*+ 50,000 76,000
Greenidge Generation
Holdings, Inc.*+ 17,000 30,940
GSI Technology, Inc.* 23,000 84,640
Immersion Corp. 40,000 293,600
Information Services
Group, Inc. 50,000 287,500
Inseego Corp.*+ 12,500 187,125
Intellicheck, Inc.* 28,447 147,924
inTEST Corp.* 15,000 117,150
Inuvo, Inc.* 20,000 70,200
Kaltura, Inc.* 159,300 229,392
Key Tronic Corp.* 17,400 62,118
KVH Industries, Inc.* 32,700 183,120
LGL Group, Inc. (The)* 9,700 64,718
LivePerson, Inc.* 100,000 58,330
Magnachip
Semiconductor Corp.* 65,000 203,450
Methode Electronics,
Inc. 25,000 188,750
MicroVision, Inc.*+ 250,000 310,000
M-Tron Industries, Inc.* 6,334 351,410
Network-1 Technologies,
Inc. 23,300 34,950
ON24, Inc.* 58,200 332,904
Optical Cable Corp.* 12,600 102,312
Quantum Corp.*+ 8,240 81,741
Rackspace Technology,
Inc.*+ 260,000 366,600
RF Industries, Ltd.* 12,900 106,167
Richardson Electronics,
Ltd. 19,011 186,118
Silvaco Group, Inc.*+ 33,600 181,776
SmartRent, Inc.* 200,000 282,000
Telos Corp.* 70,075 479,313
TransAct Technologies,
Inc.* 34,845 188,860
Trio-Tech International* 24,300 144,099
Turtle Beach Corp.* 23,000 365,700
Unisys Corp.* 95,000 370,500
Unusual Machines, Inc.*+ 10,000 151,000
Upland Software, Inc.* 50,300 119,211
Veritone, Inc.*+ 62,900 303,178

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
VirnetX Holding Corp.*+ 5,565 $ 95,162
Vishay Precision Group,
Inc.* 10,000 320,500
WidePoint Corp.* 14,458 71,495
WM Technology, Inc.* 112,300 130,268
Wolfspeed, Inc.*+ 136,127 32,239
14,335,975
Materials - 4.42%
5E Advanced Materials,
Inc.*+ 2,634 9,193
American Vanguard
Corp.* 40,000 229,600
Ampco-Pittsburgh Corp.* 66,200 151,598
Arq, Inc.*+ 58,779 420,858
Ascent Industries Co.* 20,950 269,836
Contango ORE, Inc.*+ 20,000 498,600
Core Molding
Technologies, Inc.* 14,400 295,920
Flotek Industries, Inc.* 38,861 567,371
Friedman Industries, Inc. 19,700 431,331
Gulf Resources, Inc.* 8,700 4,524
Idaho Strategic
Resources, Inc.*+ 20,007 676,036
Loop Industries, Inc.* 74,900 110,852
Mercer International, Inc. 75,000 216,000
Northern Technologies
International Corp. 14,522 111,965
Ranpak Holdings
Corp.*+ 55,000 309,100
Rayonier Advanced
Materials, Inc.* 25,000 180,500
Solitario Resources
Corp.* 114,500 79,921
Tredegar Corp.* 38,700 310,761
United States Antimony
Corp.*+ 77,800 482,360
5,356,326
Real Estate - 1.74%
American Realty
Investors, Inc.* 2,363 39,533
AMREP Corp.* 10,858 259,724
Douglas Elliman, Inc.* 210,329 601,541
Maui Land & Pineapple
Co., Inc.* 21,108 393,453
New Concept Energy,
Inc.* 8,400 8,421
Offerpad Solutions,
Inc.*+ 25,400 105,918
Industry Company Shares Value
Real Estate (continued)
RE/MAX Holdings, Inc.,
Class A* 35,000 $ 330,050
Seaport Entertainment
Group, Inc.* 2,885 66,124
Stratus Properties, Inc.* 14,250 301,530
2,106,294
Utilities - 0.94%
Cadiz, Inc.*+ 77,568 366,121
Global Water
Resources, Inc.+ 10,000 103,000
RGC Resources, Inc. 25,000 561,000
Spruce Power Holding
Corp.* 44,025 107,861
1,137,982
TOTAL COMMON STOCKS - 99.13% 120,074,011
(Cost $91,478,672)
.
Rights - 0.00%
Adamas
Pharmaceuticals, Inc.,
CVR*
∆
#+++ 110,000 —
AVROBIO, Inc.,
CVR*
∆
#+++ 7,165 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 66,800 —
Ikena Oncology, Inc.,
CVR*
∆
#+++ 87,500 —
Pineapple Holdings,
Inc., CVR*
∆
#+++ 14,504 870
TOTAL RIGHTS - 0.00% 870
(Cost $ — )
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 9,344
TOTAL WARRANTS - 0.01% 9,344
(Cost $14,873)

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.79%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.04% 960,073
$ 960,073
TOTAL MONEY MARKET FUND - 0.79% 960,073
(Cost $960,073)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 14.91%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.09% 18,060,704
18,060,704
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 14.91% 18,060,704
(Cost $18,060,704)
TOTAL INVESTMENTS
-
114.84%
$ 139,105,002
(Cost $110,514,322)
Liabilities in Excess of Other Assets - (14.84%) (17,972,065)
NET ASSETS - 100.00% $ 121,132,937
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $134,705, which is 0.11% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2025.
^ Rate disclosed as of September 30, 2025.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
September 30, 2025. Total loaned securities had a value of
$23,445,013, which included loaned securities with a value of
$476,241 that have been sold and are pending settlement as of
September 30, 2025. The total market value of loaned securities excluding these pending sales is $22,968,772.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2025 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 4,090,917 $ – $ 69,048 $ 4,159,965
Information Technology 14,303,736 32,239 – 14,335,975
Other Industries (a) 101,578,071 – – 101,578,071
Total Common Stocks 119,972,724 32,239 69,048 120,074,011
Rights – – 870 870
Warrants 9,344 – – 9,344
Money Market Fund 960,073 – – 960,073
Investments Purchased With Cash Proceeds From Securities
Lending 18,060,704 – – 18,060,704
TOTAL
$139,002,845 $32,239 $69,918 $139,105,002
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of 06/30/2025 $ 69,048 $ 870 $ 0 $ 69,918
Purchases/Issuances – – – –
Sales/Expirations – – 0 0
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) – – – –
Transfers in – – – –
Transfers out – – – –
Balance as of 09/30/2025 $ 69,048 $ 870 $ 0 $ 69,918
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2025 $ – $ – $ – $ –